JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 43.0%
Fixed Income — 31.7%
JPMorgan Corporate Bond Fund Class R6 Shares (a)	3,733	38,674
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,842	14,420
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,858	14,454
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	1,049	9,355
JPMorgan High Yield Fund Class R6 Shares (a)	3,671	26,394
JPMorgan Income Fund Class R6 Shares (a)	1,695	16,088
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	5,341	57,313
JPMorgan Managed Income Fund Class L Shares (a)	186	1,864
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	6,413	63,038

Total Fixed Income		241,600

U.S. Equity — 11.3%
JPMorgan Equity Index Fund Class R6 Shares (a)	1,427	86,217

TOTAL INVESTMENT COMPANIES (Cost $296,626)		327,817

EXCHANGE-TRADED FUNDS — 27.9%
Alternative Assets — 2.0%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	181	15,583

Fixed Income — 6.5%
JPMorgan High Yield Research Enhanced ETF (a)	702	36,200
JPMorgan U.S. Aggregate Bond ETF (a)	498	13,384

Total Fixed Income		49,584

International Equity — 13.0%
iShares Core MSCI Emerging Markets ETF	380	24,432
JPMorgan BetaBuilders International Equity ETF (a)	1,293	74,212

Total International Equity		98,644

U.S. Equity — 6.4%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	181	15,534
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	165	10,634
JPMorgan U.S. Value Factor ETF (a)	678	23,273

Total U.S. Equity		49,441

TOTAL EXCHANGE-TRADED FUNDS (Cost $192,227)		213,252

	Principal Amount ($000)
CORPORATE BONDS — 8.1%
Aerospace & Defense — 0.3%
BAE Systems plc (United Kingdom)
3.40%, 4/15/2030 (b)	400	425
Boeing Co. (The)
1.95%, 2/1/2024	35	36
1.43%, 2/4/2024	25	25
2.50%, 3/1/2025	85	87
2.75%, 2/1/2026	30	31
2.20%, 2/4/2026	15	15
2.70%, 2/1/2027	765	777
3.45%, 11/1/2028	63	65
L3Harris Technologies, Inc.
1.80%, 1/15/2031	71	66
Leidos, Inc.
2.30%, 2/15/2031 (b)	26	25
Lockheed Martin Corp.
2.80%, 6/15/2050	116	109
Northrop Grumman Corp.
5.15%, 5/1/2040	95	119
3.85%, 4/15/2045	179	193
Raytheon Technologies Corp.
2.25%, 7/1/2030	143	141
3.75%, 11/1/2046	78	83

		2,197

Automobiles — 0.3%
Daimler Finance North America LLC (Germany)
1.45%, 3/2/2026 (b)	186	184
General Motors Co.
6.80%, 10/1/2027	330	409
Hyundai Capital America
1.15%, 11/10/2022 (b)	363	365
2.65%, 2/10/2025 (b)	270	279
1.30%, 1/8/2026 (b)	40	39
2.38%, 10/15/2027 (b)	350	351
1.80%, 1/10/2028 (b)	60	57
Nissan Motor Acceptance Corp.
2.80%, 1/13/2022 (b)	166	169
Nissan Motor Co. Ltd. (Japan)
4.35%, 9/17/2027 (b)	400	435

		2,288

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Banks — 1.7%
AIB Group plc (Ireland)
4.75%, 10/12/2023 (b)	400	437
Australia & New Zealand Banking Group Ltd. (Australia)
4.40%, 5/19/2026 (b)	400	448
Banco Santander SA (Spain)
1.85%, 3/25/2026	200	200
2.75%, 12/3/2030	400	381
Bank of America Corp.
4.00%, 1/22/2025	589	645
(SOFR + 1.01%), 1.20%, 10/24/2026 (c)	199	196
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	484	529
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	419	392
Bank of Montreal (Canada)
(USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028 (c)	182	197
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (c)	200	200
3.65%, 3/16/2025	400	430
4.34%, 1/10/2028	200	222
BNP Paribas SA (France)
(SOFR + 1.61%), 1.90%, 9/30/2028 (b) (c)	600	590
2.82%, 1/26/2041 (b)	200	180
Citigroup, Inc.
3.88%, 3/26/2025	697	759
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (c) (d) (e)	50	50
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	125	122
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (c)	183	197
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (c)	145	157
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	400	439
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	250	245
Discover Bank
3.45%, 7/27/2026	250	271
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	400	394
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	745	732
KeyCorp
2.25%, 4/6/2027	141	145
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	200	199
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 3/7/2029	322	350
National Australia Bank Ltd. (Australia)
2.65%, 1/14/2041 (b)	250	222
Natwest Group plc (United Kingdom)
3.88%, 9/12/2023	200	214
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	200	223
Societe Generale SA (France)
4.25%, 4/14/2025 (b)	400	433
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023 (b) (c)	620	624
Sumitomo Mitsui Trust Bank Ltd. (Japan)
1.55%, 3/25/2026 (b)	200	200
Wells Fargo & Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (c) (d) (e)	85	86
4.10%, 6/3/2026	185	205
4.30%, 7/22/2027	580	655
(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	181	186
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	155	152
Westpac Banking Corp. (Australia)
2.96%, 11/16/2040	15	14

		12,321

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.50%, 6/1/2030	275	298
3.75%, 7/15/2042	565	580
Keurig Dr Pepper, Inc.
3.20%, 5/1/2030	104	110
3.80%, 5/1/2050	98	104

		1,092

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Biotechnology — 0.2%
AbbVie, Inc.
2.95%, 11/21/2026	95	101
3.20%, 11/21/2029	251	267
4.05%, 11/21/2039	445	498
4.25%, 11/21/2049	75	85
Amgen, Inc.
3.15%, 2/21/2040	175	174
Biogen, Inc.
2.25%, 5/1/2030	85	82
3.15%, 5/1/2050	77	71
Gilead Sciences, Inc.
1.65%, 10/1/2030	167	157
2.60%, 10/1/2040	108	99
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	166	154

		1,688

Building Products — 0.0% (f)
Masco Corp.
2.00%, 10/1/2030	167	159

Capital Markets — 0.8%
Brookfield Finance, Inc. (Canada)
3.50%, 3/30/2051	201	192
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (c) (d) (e)	125	127
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (c) (d) (e)	75	74
Credit Suisse Group AG (Switzerland)
(SOFR + 0.98%), 1.31%, 2/2/2027 (b) (c)	250	242
4.28%, 1/9/2028 (b)	500	550
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	450	451
Goldman Sachs Group, Inc. (The)
(SOFR + 0.57%), 0.67%, 3/8/2024 (c)	303	303
4.25%, 10/21/2025	688	767
(SOFR + 0.79%), 1.09%, 12/9/2026 (c)	527	516
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	287	314
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (c)	85	94
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	185	182
Morgan Stanley
(SOFR + 0.46%), 0.53%, 1/25/2024 (c)	120	120
5.00%, 11/24/2025	722	829
(SOFR + 0.72%), 0.98%, 12/10/2026 (c)	140	137
3.95%, 4/23/2027	195	216
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (c)	105	123
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (b) (c)	250	236

		5,473

Chemicals — 0.1%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	84	106
LYB International Finance III LLC
1.25%, 10/1/2025	52	51
3.38%, 5/1/2030	85	90
Nutrien Ltd. (Canada)
5.00%, 4/1/2049	46	57
Nutrition & Biosciences, Inc.
2.30%, 11/1/2030 (b)	222	215
3.47%, 12/1/2050 (b)	117	115
PPG Industries, Inc.
1.20%, 3/15/2026	50	49

		683

Commercial Services & Supplies — 0.0% (f)
Republic Services, Inc.
1.75%, 2/15/2032	155	144

Construction Materials — 0.0% (f)
Martin Marietta Materials, Inc.
Series CB, 2.50%, 3/15/2030	169	168

Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland)
3.15%, 2/15/2024	150	156
6.50%, 7/15/2025	150	175
4.63%, 10/15/2027	450	494
Avolon Holdings Funding Ltd. (Ireland)
3.63%, 5/1/2022 (b)	75	76
5.50%, 1/15/2023 (b)	165	175
5.50%, 1/15/2026 (b)	290	322
2.13%, 2/21/2026 (b)	60	57
4.25%, 4/15/2026 (b)	10	10

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Capital One Financial Corp.
3.80%, 1/31/2028	177	195
General Motors Financial Co., Inc.
1.25%, 1/8/2026	204	200
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022 (b)	195	205
4.50%, 3/15/2023 (b)	295	308
5.50%, 2/15/2024 (b)	70	76

		2,449

Containers & Packaging — 0.0% (f)
Graphic Packaging International LLC
1.51%, 4/15/2026 (b)	99	98

Diversified Financial Services — 0.2%
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	600	686
Hutchison Whampoa International 14 Ltd. (United Kingdom)
3.63%, 10/31/2024 (b)	404	442
LSEGA Financing plc (United Kingdom)
2.00%, 4/6/2028 (b)	200	198
Shell International Finance BV (Netherlands)
2.38%, 11/7/2029	169	171
3.13%, 11/7/2049	86	83

		1,580

Diversified Telecommunication Services — 0.2%
AT&T, Inc.
2.30%, 6/1/2027	233	238
2.75%, 6/1/2031	302	301
3.50%, 6/1/2041	227	224
3.55%, 9/15/2055 (b)	105	96
Verizon Communications, Inc.
2.10%, 3/22/2028	150	151
3.15%, 3/22/2030	215	227
2.65%, 11/20/2040	79	72
3.85%, 11/1/2042	282	302

		1,611

Electric Utilities — 0.4%
Appalachian Power Co.
Series Y, 4.50%, 3/1/2049	60	68
Duke Energy Corp.
3.40%, 6/15/2029	158	169
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	43	42
Edison International
5.75%, 6/15/2027	140	163
Emera US Finance LP (Canada)
4.75%, 6/15/2046	92	103
Enel Finance International NV (Italy)
3.63%, 5/25/2027 (b)	400	433
Entergy Arkansas LLC
2.65%, 6/15/2051	36	32
Entergy Louisiana LLC
4.00%, 3/15/2033	67	77
2.90%, 3/15/2051	20	18
Evergy, Inc.
2.90%, 9/15/2029	175	178
FirstEnergy Transmission LLC
4.55%, 4/1/2049 (b)	80	84
Fortis, Inc. (Canada)
3.06%, 10/4/2026	110	117
ITC Holdings Corp.
2.95%, 5/14/2030 (b)	53	54
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (b)	78	85
Massachusetts Electric Co.
4.00%, 8/15/2046 (b)	34	36
New England Power Co. (United Kingdom)
2.81%, 10/6/2050 (b)	111	95
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	40	40
2.45%, 12/2/2027 (b)	165	164
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.57%, 11/15/2021 (c)	194	195
1.37%, 3/10/2023	225	226
3.45%, 7/1/2025	75	79
2.95%, 3/1/2026	45	46
3.75%, 8/15/2042 (g)	41	38
4.30%, 3/15/2045	25	24
PacifiCorp
4.15%, 2/15/2050	53	60
PPL Capital Funding, Inc.
4.00%, 9/15/2047	81	87
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	77	75
Series C, 4.13%, 3/1/2048	54	57

		2,845

Electrical Equipment — 0.0% (f)
Eaton Corp.
4.15%, 11/2/2042	123	139

Energy Equipment & Services — 0.0% (f)
Baker Hughes a GE Co. LLC
3.34%, 12/15/2027	115	123
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (b)	115	127

		250

Entertainment — 0.0% (f)
Walt Disney Co. (The)
2.65%, 1/13/2031	152	155
3.50%, 5/13/2040	150	159

		314

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Equity Real Estate Investment Trusts (REITs) — 0.5%
Alexandria Real Estate Equities, Inc.
3.38%, 8/15/2031	177	187
American Tower Corp.
1.50%, 1/31/2028	65	62
1.88%, 10/15/2030	421	393
3.10%, 6/15/2050	51	47
2.95%, 1/15/2051	33	29
Brixmor Operating Partnership LP
2.25%, 4/1/2028	70	69
Corporate Office Properties LP
2.75%, 4/15/2031	113	109
Crown Castle International Corp.
3.10%, 11/15/2029	175	181
CubeSmart LP
2.00%, 2/15/2031	193	181
Digital Realty Trust LP
3.70%, 8/15/2027	161	177
Equinix, Inc.
2.90%, 11/18/2026	122	129
Federal Realty Investment Trust
1.25%, 2/15/2026	90	89
Healthcare Trust of America Holdings LP
3.75%, 7/1/2027	65	72
2.00%, 3/15/2031	166	155
Healthpeak Properties, Inc.
2.88%, 1/15/2031	175	176
Mid-America Apartments LP
3.60%, 6/1/2027	135	147
Realty Income Corp.
1.80%, 3/15/2033	115	106
Scentre Group Trust 1 (Australia)
3.63%, 1/28/2026 (b)	272	294
UDR, Inc.
2.10%, 8/1/2032	167	155
1.90%, 3/15/2033	40	36
WP Carey, Inc.
4.25%, 10/1/2026	45	51
2.40%, 2/1/2031	71	67
2.25%, 4/1/2033	370	343

		3,255

Food & Staples Retailing — 0.1%
7-Eleven, Inc.
0.63%, 2/10/2023 (b)	260	261
1.30%, 2/10/2028 (b)	48	46
2.50%, 2/10/2041 (b)	50	45
Alimentation Couche-Tard, Inc. (Canada)
2.95%, 1/25/2030 (b)	175	179
CVS Pass-Through Trust
Series 2014, 4.16%, 8/11/2036 (b)	39	41
Kroger Co. (The)
3.95%, 1/15/2050	99	107
Sysco Corp.
2.40%, 2/15/2030	234	232

		911

Food Products — 0.1%
Conagra Brands, Inc.
1.38%, 11/1/2027	237	228
Mondelez International, Inc.
1.88%, 10/15/2032	109	102
Smithfield Foods, Inc.
3.00%, 10/15/2030 (b)	179	178
Tyson Foods, Inc.
3.55%, 6/2/2027	129	141

		649

Gas Utilities — 0.0% (f)
Atmos Energy Corp.
0.63%, 3/9/2023	40	40
1.50%, 1/15/2031	111	101
CenterPoint Energy Resources Corp.
1.75%, 10/1/2030	174	160

		301

Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co.
4.67%, 6/6/2047	30	36
3.79%, 5/20/2050	98	104
Boston Scientific Corp.
4.00%, 3/1/2029	54	60
4.55%, 3/1/2039	55	65
DH Europe Finance II SARL
3.25%, 11/15/2039	46	47
Zimmer Biomet Holdings, Inc.
3.55%, 3/20/2030	177	189

		501

Health Care Providers & Services — 0.3%
Anthem, Inc.
2.25%, 5/15/2030	168	165
Banner Health
1.90%, 1/1/2031	100	95
Bon Secours Mercy Health, Inc.
Series 20-2, 3.21%, 6/1/2050	65	63
CommonSpirit Health
1.55%, 10/1/2025	30	30
2.78%, 10/1/2030	65	66
3.91%, 10/1/2050	25	25
CVS Health Corp.
3.25%, 8/15/2029	149	157
1.88%, 2/28/2031	348	328
4.88%, 7/20/2035	70	82
2.70%, 8/21/2040	173	160
HCA, Inc.
5.25%, 6/15/2026	378	434
MedStar Health, Inc.
Series 20A, 3.63%, 8/15/2049	70	72
MidMichigan Health
Series 2020, 3.41%, 6/1/2050	15	15

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MultiCare Health System
2.80%, 8/15/2050	46	42
PeaceHealth Obligated Group
Series 2020, 3.22%, 11/15/2050	55	54
Quest Diagnostics, Inc.
2.80%, 6/30/2031	137	139
West Virginia United Health System Obligated Group
Series 2020, 3.13%, 6/1/2050	160	153

		2,080

Hotels, Restaurants & Leisure — 0.0% (f)
Starbucks Corp.
3.35%, 3/12/2050	86	84

Household Durables — 0.0% (f)
DR Horton, Inc.
1.40%, 10/15/2027	194	189
Lennar Corp.
4.50%, 4/30/2024	35	38

		227

Household Products — 0.0% (f)
Kimberly-Clark Corp.
3.70%, 6/1/2043	122	130

Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust
1.84%, 11/15/2023 (b)	370	375
Exelon Generation Co. LLC
3.25%, 6/1/2025	345	368
Southern Power Co.
5.15%, 9/15/2041	115	132

		875

Industrial Conglomerates — 0.0% (f)
General Electric Co.
3.45%, 5/1/2027	175	190
Roper Technologies, Inc.
1.75%, 2/15/2031	167	155

		345

Insurance — 0.2%
American International Group, Inc.
3.40%, 6/30/2030	121	129
4.38%, 6/30/2050	95	108
Athene Global Funding
0.95%, 1/8/2024 (b)	270	270
2.75%, 6/25/2024 (b)	134	141
1.45%, 1/8/2026 (b)	205	202
Brown & Brown, Inc.
2.38%, 3/15/2031	168	162
Empower Finance 2020 LP (Canada)
3.08%, 9/17/2051 (b)	136	127
MassMutual Global Funding II
1.55%, 10/9/2030 (b)	220	206
New York Life Insurance Co.
3.75%, 5/15/2050 (b)	178	188
Teachers Insurance & Annuity Association of America
3.30%, 5/15/2050 (b)	169	164

		1,697

IT Services — 0.0% (f)
Global Payments, Inc.
3.20%, 8/15/2029	53	56
International Business Machines Corp.
4.00%, 6/20/2042	87	98

		154

Leisure Products — 0.0% (f)
Hasbro, Inc.
3.90%, 11/19/2029	118	127

Machinery — 0.0% (f)
Otis Worldwide Corp.
3.11%, 2/15/2040	115	113

Media — 0.2%
Charter Communications Operating LLC
2.80%, 4/1/2031	304	300
3.50%, 6/1/2041	50	47
3.70%, 4/1/2051	174	163
Comcast Corp.
1.50%, 2/15/2031	474	440
3.25%, 11/1/2039	149	153
2.80%, 1/15/2051	184	169
Cox Communications, Inc.
1.80%, 10/1/2030 (b)	90	83
2.95%, 10/1/2050 (b)	80	71
Discovery Communications LLC
3.63%, 5/15/2030	150	161
ViacomCBS, Inc.
4.00%, 1/15/2026	84	93
4.38%, 3/15/2043	97	104
5.85%, 9/1/2043	50	64

		1,848

Metals & Mining — 0.1%
Anglo American Capital plc (South Africa)
3.63%, 9/11/2024 (b)	200	216
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	158	152
Steel Dynamics, Inc.
1.65%, 10/15/2027	122	119
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	140	146

		633

Multiline Retail — 0.1%
Dollar General Corp.
4.13%, 4/3/2050	94	104
Kohl’s Corp.
9.50%, 5/15/2025	40	52
3.38%, 5/1/2031	146	146
Nordstrom, Inc.
4.25%, 8/1/2031 (b)	142	142

		444

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Multi-Utilities — 0.0% (f)
Berkshire Hathaway Energy Co.
2.85%, 5/15/2051	78	70
Consumers Energy Co.
3.25%, 8/15/2046	34	34
WEC Energy Group, Inc.
1.38%, 10/15/2027	84	81

		185

Oil, Gas & Consumable Fuels — 0.7%
Boardwalk Pipelines LP
4.45%, 7/15/2027	85	94
BP Capital Markets America, Inc.
3.63%, 4/6/2030	275	302
2.77%, 11/10/2050	77	67
Chevron Corp.
2.98%, 5/11/2040	175	173
Chevron USA, Inc.
3.25%, 10/15/2029	115	124
Cimarex Energy Co.
3.90%, 5/15/2027	65	71
ConocoPhillips
3.75%, 10/1/2027 (b)	90	99
Diamondback Energy, Inc.
0.90%, 3/24/2023	242	242
3.25%, 12/1/2026	158	167
Enterprise Products Operating LLC
4.45%, 2/15/2043	137	149
Exxon Mobil Corp.
3.00%, 8/16/2039	265	258
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	245	249
3.45%, 10/15/2027 (b)	130	134
HollyFrontier Corp.
2.63%, 10/1/2023	92	94
5.88%, 4/1/2026	49	56
Magellan Midstream Partners LP
3.95%, 3/1/2050	71	70
MPLX LP
2.65%, 8/15/2030	160	157
4.50%, 4/15/2038	86	94
ONEOK, Inc.
2.20%, 9/15/2025	95	97
Phillips 66 Partners LP
3.55%, 10/1/2026	85	91
Pioneer Natural Resources Co.
1.90%, 8/15/2030	112	104
Plains All American Pipeline LP
4.65%, 10/15/2025	235	257
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	178	204
Suncor Energy, Inc. (Canada)
4.00%, 11/15/2047	85	86
Sunoco Logistics Partners Operations LP
3.90%, 7/15/2026	264	284
Tennessee Gas Pipeline Co. LLC
2.90%, 3/1/2030 (b)	155	154
Total Capital International SA (France)
2.99%, 6/29/2041	175	168
TransCanada PipeLines Ltd. (Canada)
4.10%, 4/15/2030	178	198

		4,243

Pharmaceuticals — 0.2%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	20	28
Bristol-Myers Squibb Co.
1.13%, 11/13/2027	30	29
3.40%, 7/26/2029	108	118
4.13%, 6/15/2039	90	105
2.35%, 11/13/2040	244	222
Merck & Co., Inc.
2.35%, 6/24/2040	133	123
Royalty Pharma plc
1.75%, 9/2/2027 (b)	33	32
3.30%, 9/2/2040 (b)	78	75
3.55%, 9/2/2050 (b)	45	43
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	600	581
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026	80	88
Viatris, Inc.
3.85%, 6/22/2040 (b)	111	114
4.00%, 6/22/2050 (b)	63	64
Zoetis, Inc.
3.00%, 5/15/2050	35	33

		1,655

Professional Services — 0.0% (f)
IHS Markit Ltd.
4.25%, 5/1/2029	130	146

Road & Rail — 0.1%
CSX Corp.
3.80%, 11/1/2046	93	98
Kansas City Southern
4.70%, 5/1/2048	72	85
Norfolk Southern Corp.
3.05%, 5/15/2050	90	85
Penske Truck Leasing Co. LP
1.20%, 11/15/2025 (b)	195	192
Union Pacific Corp.
3.55%, 8/15/2039	121	129

		589

Semiconductors & Semiconductor Equipment — 0.1%
Broadcom, Inc.
1.95%, 2/15/2028 (b)	210	205
4.15%, 11/15/2030	528	570
Microchip Technology, Inc.
0.97%, 2/15/2024 (b)	110	110

		885

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Software — 0.1%
Citrix Systems, Inc.
1.25%, 3/1/2026	35	34
Oracle Corp.
2.30%, 3/25/2028	90	91
2.95%, 4/1/2030	222	230
3.80%, 11/15/2037	216	224
VMware, Inc.
4.70%, 5/15/2030	143	165

		744

Specialty Retail — 0.1%
AutoZone, Inc.
3.63%, 4/15/2025	122	133
Lowe’s Cos., Inc.
3.70%, 4/15/2046	178	186
O’Reilly Automotive, Inc.
3.90%, 6/1/2029	178	195
Tractor Supply Co.
1.75%, 11/1/2030	169	156

		670

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	219	233
Dell International LLC
6.20%, 7/15/2030 (b)	370	459

		692

Thrifts & Mortgage Finance — 0.1%
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	750	748

Tobacco — 0.1%
Altria Group, Inc.
2.45%, 2/4/2032	145	139
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	168	165
3.73%, 9/25/2040	143	136

		440

Trading Companies & Distributors — 0.0% (f)
Air Lease Corp.
3.38%, 7/1/2025	175	185

Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc. (Canada)
3.70%, 11/15/2049	122	121
T-Mobile USA, Inc.
2.55%, 2/15/2031 (b)	381	373
3.00%, 2/15/2041 (b)	237	220

		714

TOTAL CORPORATE BONDS (Cost $63,973)		61,769

MORTGAGE-BACKED SECURITIES — 6.7%
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	231	250
Pool # QB4026, 2.50%, 10/1/2050	780	812
Pool # QB4045, 2.50%, 10/1/2050	518	532
Pool # QB4484, 2.50%, 10/1/2050	273	284
Pool # QB4542, 2.50%, 10/1/2050	268	279
Pool # RA4224, 3.00%, 11/1/2050	134	142
Pool # QB8503, 2.50%, 2/1/2051	374	385
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	771	873
Pool # FM3118, 3.00%, 5/1/2050	267	283
Pool # BQ2894, 3.00%, 9/1/2050	455	477
Pool # BQ3996, 2.50%, 10/1/2050	406	420
Pool # BQ5243, 3.50%, 10/1/2050	149	159
Pool # CA7398, 3.50%, 10/1/2050	561	601
Pool # CA8637, 4.00%, 1/1/2051	981	1,082
FNMA, Other
Pool # BL8639, 1.09%, 4/1/2028	238	230
Pool # BL5457, 2.57%, 7/1/2029	270	284
Pool # BS0448, 1.27%, 12/1/2029	459	440
Pool # BL9748, 1.60%, 12/1/2029	140	137
Pool # AN7593, 2.99%, 12/1/2029	130	140
Pool # AN8285, 3.11%, 3/1/2030	135	147
Pool # AM8544, 3.08%, 4/1/2030	62	67
Pool # BL9045, 1.58%, 7/1/2030	368	360
Pool # BL9251, 1.45%, 10/1/2030	360	346
Pool # BL9891, 1.37%, 12/1/2030	254	243
Pool # AN6149, 3.14%, 7/1/2032	405	443
Pool # BM3226, 3.44%, 10/1/2032 (h)	596	657

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AN7923, 3.33%, 1/1/2033	250	271
Pool # AN9067, 3.51%, 5/1/2033	140	155
Pool # BL1012, 4.03%, 12/1/2033	130	152
Pool # BL0900, 4.08%, 2/1/2034	75	88
Pool # AN4430, 3.61%, 1/1/2037	232	257
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 2.00%, 5/25/2036 (i)	320	328
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.00%, 6/25/2051 (i)	15,978	15,887
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	451	490
Pool # BR3929, 3.50%, 10/20/2050	259	286
Pool # BW1726, 3.50%, 10/20/2050	392	429
Pool # BS8546, 2.50%, 12/20/2050	871	911
Pool # BR3928, 3.00%, 12/20/2050	408	445
Pool # BU7538, 3.00%, 12/20/2050	338	369
Pool # MA7136, 2.50%, 1/20/2051	11,238	11,605
Pool # 785294, 3.50%, 1/20/2051	863	952
Pool # CA8452, 3.00%, 2/20/2051	1,003	1,072
Pool # CB1543, 3.00%, 2/20/2051	685	737
Pool # CA3588, 3.50%, 2/20/2051	647	715
Pool # CB1536, 3.50%, 2/20/2051	765	831
3.00%, 3/20/2051	330	354
Pool # CB1542, 3.00%, 3/20/2051	535	568
Pool # CB4433, 3.00%, 3/20/2051	900	939
Pool # CC0070, 3.00%, 3/20/2051	118	126
Pool # CC8723, 3.50%, 3/20/2051	875	950
Pool # CC0088, 4.00%, 3/20/2051	146	159
Pool # CC0092, 4.00%, 3/20/2051	169	184
3.00%, 4/20/2051	1,565	1,668
GNMA II, Other
Pool # 785183, 2.93%, 10/20/2070 (h)	457	500

TOTAL MORTGAGE-BACKED SECURITIES (Cost $52,127)		51,501

U.S. TREASURY OBLIGATIONS — 5.8%
U.S. Treasury Bonds
1.13%, 8/15/2040	2,070	1,683
1.88%, 2/15/2041	565	526
1.38%, 8/15/2050	1,125	878
1.63%, 11/15/2050	1,505	1,254
1.88%, 2/15/2051	270	240
U.S. Treasury Notes
1.38%, 1/31/2022 (j)	2,795	2,825
0.13%, 9/30/2022	4,011	4,011
0.13%, 9/15/2023	5,412	5,397
0.13%, 2/15/2024	2,215	2,203
1.75%, 7/31/2024	7,500	7,824
0.25%, 8/31/2025	7,434	7,261
0.38%, 11/30/2025	39	38
0.50%, 2/28/2026	1,360	1,333
0.50%, 8/31/2027	4,527	4,303
0.63%, 11/30/2027	420	401
1.13%, 2/29/2028	1,130	1,110
0.63%, 8/15/2030	758	687
0.88%, 11/15/2030	1,250	1,156
1.13%, 2/15/2031	1,245	1,176

TOTAL U.S. TREASURY OBLIGATIONS (Cost $45,673)		44,306

ASSET-BACKED SECURITIES — 3.0%
Affirm Asset Securitization Trust
Series 2021-A, Class A, 0.88%, 8/15/2025 (b)	285	285
Ajax Mortgage Loan Trust
Series 2021-B, Class A, 2.24%, 6/25/2066 ‡ (b) (g)	491	490
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	293	292
Series 2016-3, Class AA, 3.00%, 10/15/2028	390	392
Series 2019-1, Class AA, 3.15%, 2/15/2032	189	188
American Credit Acceptance Receivables Trust
Series 2021-1, Class A, 0.35%, 5/13/2024 (b)	567	566
Series 2021-1, Class B, 0.61%, 3/13/2025 (b)	130	130
Series 2020-4, Class C, 1.31%, 12/14/2026 (b)	285	287
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class B, 0.76%, 12/18/2025	255	256

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020-3, Class C, 1.06%, 8/18/2026	120	120
AMSR Trust
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 ‡ (b)	335	331
Aqua Finance Trust
Series 2020-AA, Class C, 3.97%, 7/17/2046 ‡ (b)	100	103
Arivo Acceptance Auto Loan Receivables Trust
Series 2021-1A, Class A, 1.19%, 1/15/2027 (b)	134	135
Business Jet Securities LLC
Series 2019-1, Class A, 4.21%, 7/15/2034 (b)	78	79
Series 2020-1A, Class A, 2.98%, 11/15/2035 (b)	114	116
Series 2021-1A, Class A, 2.16%, 4/15/2036 (b)	385	384
Series 2021-1A, Class B, 2.92%, 4/15/2036 (b)	510	508
BXG Receivables Note Trust
Series 2020-A, Class A, 1.55%, 2/28/2036 (b)	184	183
CarMax Auto Owner Trust
Series 2020-4, Class C, 1.30%, 8/17/2026	110	111
Carvana Auto Receivables Trust
Series 2019-4A, Class D, 3.07%, 7/15/2025 (b)	75	78
Series 2020-P1, Class C, 1.32%, 11/9/2026	200	199
CF Hippolyta LLC
Series 2021-1A, Class A1, 1.53%, 3/15/2061 (b)	225	224
CPS Auto Receivables Trust
Series 2021-A, Class A, 0.35%, 1/16/2024 (b)	216	216
Series 2021-A, Class B, 0.61%, 2/18/2025 (b)	135	135
Credit Acceptance Auto Loan Trust
Series 2020-3A, Class A, 1.24%, 10/15/2029 (b)	570	575
Series 2020-2A, Class C, 2.73%, 11/15/2029 (b)	260	269
Series 2021-2A, Class A, 0.96%, 2/15/2030 (b)	560	559
Crossroads Asset Trust
Series 2021-A, Class A1, 0.37%, 12/20/2021 (b)	144	144
Series 2021-A, Class A2, 0.82%, 3/20/2024 (b)	115	115
Series 2021-A, Class B, 1.12%, 6/20/2025 ‡ (b)	195	194
DataBank Issuer
Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	205	204
Drive Auto Receivables Trust
Series 2020-1, Class D, 2.70%, 5/17/2027	150	155
DT Auto Owner Trust
Series 2021-1A, Class A, 0.35%, 1/15/2025 (b)	277	277
Series 2021-1A, Class C, 0.84%, 10/15/2026 (b)	160	160
Exeter Automobile Receivables Trust
Series 2021-1A, Class A3, 0.34%, 3/15/2024	175	175
Series 2021-1A, Class B, 0.50%, 2/18/2025	445	445
FHF Trust
Series 2021-1A, Class A, 1.27%, 3/15/2027 (b)	155	155
Finance of America HECM Buyout
Series 2021-HB1, Class A, 0.88%, 2/25/2031 (b) (h)	353	353
First Investors Auto Owner Trust
Series 2017-2A, Class C, 3.00%, 8/15/2023 (b)	48	48
Series 2018-1A, Class C, 3.69%, 6/17/2024 (b)	50	50
Series 2021-1A, Class A, 0.45%, 3/16/2026 (b)	236	237
Series 2021-1A, Class B, 0.89%, 3/15/2027 (b)	165	165

Flagship Credit Auto Trust
Series 2021-1, Class A, 0.31%, 6/16/2025 (b)	352	352
Series 2021-1, Class B, 0.68%, 2/16/2027 (b)	205	204
Series 2020-4, Class C, 1.28%, 2/16/2027 (b)	210	211
FREED ABS Trust
Series 2021-1CP, Class A, 0.66%, 3/20/2028 (b)	162	163
Genesis Sales Finance Master Trust
Series 2020-AA, Class A, 1.65%, 9/22/2025 (b)	231	232
GLS Auto Receivables Issuer Trust
Series 2020-4A, Class B, 0.87%, 12/16/2024 (b)	130	130
GLS Auto Receivables Trust
Series 2018-2A, Class B, 3.71%, 3/15/2023 (b)	32	33
Lakeview CDO LLC
1.86%, 11/10/2032 ‡ (h)	358	358
2.36%, 11/10/2032 ‡ (h)	165	165
LendingPoint Asset Securitization Trust
Series 2020-REV1, Class A, 2.73%, 10/15/2028 (b)	437	443
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 7/20/2032 (b)	365	373
Series 2021-AA, Class A, 1.86%, 3/20/2036 (b)	425	424

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 3/20/2026 (b)	455	455
NMEF Funding LLC
Series 2021-A, Class B, 1.85%, 12/15/2027 (b)	260	259
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	423	427
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (b)	285	285
Octane Receivables Trust
Series 2020-1A, Class A, 1.71%, 2/20/2025 (b)	290	292
OneMain Financial Issuance Trust
Series 2020-2A, Class D, 3.45%, 9/14/2035 ‡ (b)	120	127
Oportun Funding LLC
Series 2020-1, Class A, 2.20%, 5/15/2024 (b)	202	203
Oportun Funding XIV LLC
Series 2021-A, Class A, 1.21%, 3/8/2028 (b)	247	247
Orange Lake Timeshare Trust
Series 2016-A, Class A, 2.61%, 3/8/2029 (b)	84	85
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (b)	695	696
Prestige Auto Receivables Trust
Series 2020-1A, Class C, 1.31%, 11/16/2026 (b)	265	267
Pretium Mortgage Credit Partners I LLC
Series 2020-NPL3, Class A1, 3.10%, 6/27/2060 ‡ (b) (g)	282	285
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (b)	180	178
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 ‡ (b)	130	128
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (b)	889	887
Regional Management Issuance Trust
Series 2021-1, Class A, 1.68%, 3/17/2031 (b)	390	389
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (b)	210	214
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class A3, 0.33%, 10/15/2025 (b)	135	135
Series 2021-AA, Class B, 0.71%, 8/17/2026 (b)	220	219
Santander Drive Auto Receivables Trust
Series 2020-4, Class C, 1.01%, 1/15/2026	170	171
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	91	89
Series 2019-2, Class B, 3.50%, 5/1/2028	186	181
Series 2016-2, Class A, 3.10%, 10/7/2028	90	87
Series 2018-1, Class A, 3.70%, 3/1/2030	230	231
Upgrade Receivables Trust
Series 2019-2A, Class A, 2.77%, 10/15/2025 (b)	4	4
Upstart Pass-Through Trust
Series 2021-ST2, Class A, 2.50%, 4/20/2027 (b)	140	141
Upstart Securitization Trust
Series 2020-3, Class A, 1.70%, 11/20/2030 (b)	462	466
Series 2021-1, Class A, 0.87%, 3/20/2031 (b)	154	154
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (b) (g)	252	253
Vericrest Opportunity Loan Trust
Series 2020-NPL2, Class A1B, 3.67%, 2/25/2050 ‡ (b) (g)	350	351

VOLT XCI LLC
Series 2020-NPL7, Class A1, 3.10%, 11/25/2050 ‡ (b) (g)	347	348
VOLT XCV LLC
Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (b) (g)	546	546
Westlake Automobile Receivables Trust
Series 2020-3A, Class C, 1.24%, 11/17/2025 (b)	100	101
Series 2020-3A, Class D, 1.65%, 2/17/2026 (b)	140	142
Series 2021-1A, Class C, 0.95%, 3/16/2026 (b)	625	625

TOTAL ASSET-BACKED SECURITIES (Cost $22,811)		22,844

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (b)	558	556
CFMT LLC
Series 2020-HB4, Class A, 0.95%, 12/26/2030 (b) (h)	164	164
Series 2021-HB5, Class A, 0.80%, 2/25/2031 (b) (h)	600	599

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CSMC Trust
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (b) (h)	554	553
FNMA, REMIC
Series 2019-7, Class CA, 3.50%, 11/25/2057	1,252	1,333
GNMA
Series 2015-H11, Class FC, 0.67%, 5/20/2065 (h)	245	246
Legacy Mortgage Asset Trust
Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (b) (g)	222	222
LHOME Mortgage Trust
Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (b) (h)	150	150
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (b) (g)	811	811
PRPM LLC
Series 2020-5, Class A1, 3.10%, 11/25/2025 (b) (g)	249	251
Series 2021-2, Class A1, 2.12%, 12/31/2049 (b) (h)	440	440
Seasoned Credit Risk Transfer Trust
Series 2020-3, Class M5TW, 3.00%, 5/25/2060 ‡	661	699
Toorak Mortgage Corp. Ltd.
Series 2020-1, Class A1, 2.73%, 3/25/2023 (b) (g)	130	130
VCAT LLC
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (b) (g)	280	280
VOLT XCII LLC
Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (b) (g)	251	251
VOLT XCIII LLC
Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (b) (g)	1,038	1,032
VOLT XCIV LLC
Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (g)	909	909
VOLT XCVI LLC
Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (b) (g)	676	675
VOLT XCVII LLC
Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (g)	820	820

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,146)		10,121

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
ACRE Commercial Mortgage Ltd. (Cayman Islands)
Series 2021-FL4, Class A, 0.94%, 12/18/2037 (b) (h)	315	314
Series 2021-FL4, Class AS, 1.21%, 12/18/2037 (b) (h)	230	229
BPR Trust
Series 2021-KEN, Class A, 1.36%, 2/15/2029 (b) (h)	200	200
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	331	364
Series K-1510, Class A2, 3.72%, 1/25/2031	115	131
FNMA ACES
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	149	146
Series 2021-M3, Class X1, IO, 2.01%, 11/25/2033 (h)	649	90
FREMF Mortgage Trust
Series 2015-K48, Class C, 3.64%, 8/25/2048 (b) (h)	15	16
Series 2017-K728, Class C, 3.65%, 11/25/2050 (b) (h)	75	79
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class B, 0.91%, 12/15/2037 ‡ (b) (h)	235	235

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,828)		1,804

FOREIGN GOVERNMENT SECURITIES — 0.2%
Republic of Chile (Chile)
2.55%, 1/27/2032	200	202
Republic of Colombia (Colombia)
4.00%, 2/26/2024	200	213
3.13%, 4/15/2031	200	196
Republic of Panama (Panama)
3.16%, 1/23/2030	200	208
Republic of Peru (Peru)
2.78%, 12/1/2060	49	40
United Mexican States (Mexico)
2.66%, 5/24/2031	400	379

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $1,305)		1,238

	Shares (000)
SHORT-TERM INVESTMENTS — 6.1%
INVESTMENT COMPANIES — 6.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (k) (Cost $46,935)	46,935	46,935

Total Investments — 102.3% (Cost $733,651)		781,587
Liabilities in Excess of Other Assets — (2.3)%		(17,744)

Net Assets — 100.0%		763,843

Percentages indicated are based on net assets.

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CDO	Collateralized Debt Obligations
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2021.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2021.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2021.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2021.
(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(k)	The rate shown is the current yield as of March 31, 2021.
‡	Value determined using significant unobservable inputs.

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	128	06/2021	EUR	5,809	130
FTSE 100 Index	21	06/2021	GBP	1,934	(11)
Russell 2000 E-Mini Index	43	06/2021	USD	4,780	(270)
TOPIX Index	22	06/2021	JPY	3,902	90
U.S. Treasury 10 Year Note	145	06/2021	USD	19,005	(368)

					(429)

Short Contracts
Long Gilt	(62)	06/2021	GBP	(10,906)	11
S&P 500 E-Mini Index	(2)	06/2021	USD	(397)	(4)

					7

					(422)

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$19,711	$3,133	$22,844
Collateralized Mortgage Obligations	—	9,422	699	10,121
Commercial Mortgage-Backed Securities	—	1,569	235	1,804
Corporate Bonds	—	61,769	—	61,769
Exchange-Traded Funds	213,252	—	—	213,252
Foreign Government Securities	—	1,238	—	1,238
Investment Companies	327,817	—	—	327,817
Mortgage-Backed Securities	—	51,501	—	51,501
U.S. Treasury Obligations	—	44,306	—	44,306
Short-Term Investments
Investment Companies	46,935	—	—	46,935

Total Investments in Securities	$588,004	$189,516	$4,067	$781,587

Appreciation in Other Financial Instruments
Futures Contracts	$231	$—	$—	$231
Depreciation in Other Financial Instruments
Futures Contracts	(653)	—	—	(653)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(422)	$—	$—	$(422)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of June 30, 2020	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases1	Sales2	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2021
Investments in Securities
Asset-Backed Securities	$—	$—	$(3)	$—	(a)	$3,275	$(139)	$—	$—	$3,133
Collateralized Mortgage Obligations	—	—	(9)	—	(a)	750	(42)	—	—	699
Commercial Mortgage-Backed Securities	—	—	— (a)	—		235	—	—	—	235

Total	$—	$—	$(12)	$—	(a)	$4,260	$(181)	$—	$—	$4,067

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2021, which were valued using significant unobservable inputs (level 3), amounted to $(12).

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at March 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$2,609	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (7.06%)

			Yield (Discount Rate of Cash Flows)	1.21% - 5.36% (2.73%)
Asset-Backed Securities	2,609

	699	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)

			Yield (Discount Rate of Cash Flows)	1.53% (1.53%)
Collateralized Mortgage Obligations	699

	235	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.80% (1.80%)

Commercial Mortgage-Backed Securities	235

Total	$3,543

# The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At March 31, 2021, the value of these investments was $524. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a) Unobservable inputs were weighted by the relative fair value of the instruments.

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates —   The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$49,095	$24,086	$11,644	$174	$12,501	$74,212	1,293	$886	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	8,022	9,819	3,934	(460)	2,136	15,583	181	216	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	—	14,076	1,963	134	3,287	15,534	181	69	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	—	10,331	—	—	303	10,634	165	4	—
JPMorgan Core Bond Fund Class R6 Shares (a)	81,613	7,640	89,702	7,518	(7,069)	—	—	432	—
JPMorgan Corporate Bond Fund Class R6 Shares (a)	25,164	15,903	985	(11)	(1,397)	38,674	3,733	598	510
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,239	10,502	—	—	(321)	14,420	1,842	207	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	4,145	10,677	—	—	(368)	14,454	1,858	206	—
JPMorgan Equity Index Fund Class R6 Shares (a)	71,171	36,709	43,452	3,050	18,739	86,217	1,427	1,200	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	5,999	3,167	223	(11)	423	9,355	1,049	198	—
JPMorgan High Yield Fund Class R6 Shares (a)	35,509	22,936	35,348	(507)	3,804	26,394	3,671	1,346	—
JPMorgan High Yield Research Enhanced ETF (a)	—	39,708	3,519	(35)	46	36,200	702	294	20
JPMorgan Income Fund Class R6 Shares (a)	9,038	6,843	286	(5)	498	16,088	1,695	377	14
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	36,925	22,422	3,247	21	1,192	57,313	5,341	717	—
JPMorgan Managed Income Fund Class L Shares (a)	448	4,976	3,552	(4)	(4)	1,864	186	23	1
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	70,445	30,111	38,509	628	363	63,038	6,413	970	97
JPMorgan U.S. Aggregate Bond ETF (a)	34,082	25,619	45,657	535	(1,195)	13,384	498	338	84
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (b)	21,682	422,388	397,135	—	—	46,935	46,935	16	—
JPMorgan U.S. Value Factor ETF (a)	—	23,311	—	—	(38)	23,273	678	26	—

Total	$457,577	$741,224	$679,156	$11,027	$32,900	$563,572		$8,123	$726

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.